UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                       Form 13F
                  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
        MARCH 31, 2003

Check here if Amendment [  ];
  Amendment Number:  _______
  This Amendment (Check only one):
        [   ] is a restatement.
        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
         Name:        DEUTSCHE ASSET MANAGEMENT LIFE & PENSIONS LIMITED
         Address:     1 APPOLD STREET
                      LONDON, ENGLAND EC2A 2UU

         Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:    JEFFREY RUIZ
         Title:   VICE PRESIDENT
         Phone:   212-469-3667

Signature, Place, and Date of Signing:
             JEFFREY RUIZ,
             NEW YORK, NEW YORK,
             MAY 15, 2003

Report type (Check only one):
  [  ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
  [ X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         Form 13F File Number
         Name Deutsche Bank Aktiengesellschaft